File No. 33-11351
                                                  Rule 497(e)

                 STEIN ROE INVESTMENT TRUST
              Stein Roe Special Venture Fund

            Supplement to Feb. 1, 1999 Prospectus
                     ___________________

The Board of Trustees voted on May 4, 1999, to liquidate Stein Roe Special Venture Fund. The Board directed that sales of Special Venture Fund shares be suspended as of the close of business on May 10, 1999, and that the Fund be liquidated on June 28, 1999, or before that time if all shareholders have redeemed their interests in the Fund. In the case of shares held in qualified retirement plans for which Stein Roe does not receive transfer instructions by the liquidation date, Stein Roe will transfer such shares to Stein Roe Cash Reserves Fund.

The Board's decision to liquidate Special Venture Fund was prompted by the Fund's relatively small size and the belief that, under current conditions, it would not be likely to attract significant new assets in the near future. Funds of nominal asset size generally tend to be inefficient for shareholders-they may have higher expense ratios, less investment flexibility and, consequently, lower returns over the long term.

                This Supplement is Dated May 10, 1999


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               STEIN ROE INVESTMENT TRUST
              Stein Roe Special Venture Fund

 Supplement to Feb. 25, 1999 Defined Contribution Plans Prospectus
                     ___________________

The Board of Trustees voted on May 4, 1999, to liquidate Stein Roe Special Venture Fund. The Board directed that sales of Special Venture Fund shares be suspended as of the close of business on May 10, 1999, and that the Fund be liquidated on June 28, 1999, or before that time if all shareholders have redeemed their interests in the Fund. In the case of shares held in qualified retirement plans for which Stein Roe does not receive transfer instructions by the liquidation date, Stein Roe will transfer such shares to Stein Roe Cash Reserves Fund.

The Board's decision to liquidate Special Venture Fund was prompted by the Fund's relatively small size and the belief that, under current conditions, it would not be likely to attract significant new assets in the near future. Funds of nominal asset size generally tend to be inefficient for shareholders-they may have higher expense ratios, less investment flexibility and, consequently, lower returns over the long term.

                This Supplement is Dated May 10, 1999